Intangible Assets by Type (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Finite-lived Intangible Assets Year	Dec. 31, 2010 Finite-lived Intangible Assets	Dec. 31, 2011 Finite-lived Intangible Assets Customer Relationships Year	Dec. 31, 2010 Finite-lived Intangible Assets Customer Relationships	Dec. 31, 2011 Finite-lived Intangible Assets Customer Contracts - Investment Services Year	Dec. 31, 2010 Finite-lived Intangible Assets Customer Contracts - Investment Services	Dec. 31, 2011 Finite-lived Intangible Assets Other Intangible Assets Year	Dec. 31, 2010 Finite-lived Intangible Assets Other Intangible Assets	Dec. 31, 2011 Indefinite-lived Intangible Assets		Dec. 31, 2010 Indefinite-lived Intangible Assets		Dec. 31, 2011 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2010 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2010 Indefinite-lived Intangible Assets Other Intangible Assets		Dec. 31, 2011 Indefinite-lived Intangible Assets Trade Name		Dec. 31, 2010 Indefinite-lived Intangible Assets Trade Name
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 7,270	$ 7,501		$ 4,591	$ 4,802	$ 2,109	$ 2,102	$ 2,351	$ 2,566	$ 131	$ 134	$ 2,679	[1]	$ 2,699	[1]	$ 1,313	[1]	$ 1,314	[1]	$ 10	[1]	$ 1,366	[1]	$ 1,375	[1]
Accumulated amortization	(2,118)	(1,805)		(2,118)	(1,805)	(1,189)	(983)	(834)	(736)	(95)	(86)
Net carrying amount	$ 5,152	$ 5,696	$ 5,588	$ 2,473	$ 2,997	$ 920	$ 1,119	$ 1,517	$ 1,830	$ 36	$ 48	$ 2,679	[1]	$ 2,699	[1]	$ 1,313	[1]	$ 1,314	[1]	$ 10	[1]	$ 1,366	[1]	$ 1,375	[1]
Remaining weighted average amortization period (in years)				13		12		13		5

[1]	Intangible assets not subject to amortization have an indefinite life.